SUBSEQUENT EVENT - (Details) - Subsequent Event	Mar. 17, 2022 $ / shares
Subsequent Event [Line Items]
Cash dividend declared per ordinary share	$ 0.025
ADR
Subsequent Event [Line Items]
Cash dividend declared per ordinary share	$ 0.1